Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income	₩ 533,307	₩ 576,782	₩ 502,147
Dividend income	38,056	76,947	50,146
Gain on foreign currency transactions	1,339,770	1,419,887	1,660,713
Gain on foreign currency translations	722,904	1,187,507	292,581
Gain on derivatives transactions	298,505	437,999	333,197
Gain on valuations of derivatives	149,211	898,586	201,133
Gain on disposals of financial assets at fair value through profit of loss	58,487	164,556	203,795
Gain on valuations of financial assets at fair value through profit or loss	74,295	201,059	572,154
Gain on valuations of financial liabilities at fair value through profit or loss	0	239,120	0
Others	7,602	9,152	14,880
Finance income	3,222,137	5,211,595	3,830,746
Finance costs
Interest expenses	(1,091,462)	(1,051,511)	(1,001,290)
Loss on foreign currency transactions	(1,354,094)	(1,448,214)	(1,595,430)
Loss on foreign currency translations	(707,838)	(1,900,405)	(705,866)
Loss on derivatives transactions	(435,463)	(317,913)	(320,374)
Loss on valuations of derivatives	(69,366)	(108,625)	(77,459)
Loss on disposals of trade accounts and notes receivable	(73,431)	(82,615)	(84,649)
Loss on disposals of financial assets at fair value through profit or loss	(7,134)	(27,857)	(13,264)
Loss on valuations of financial assets at fair value through profit or loss	(131,502)	(80,515)	(51,270)
Loss on valuations of financial liabilities at fair value through profit or loss	(1,310)	0	(305,562)
Others	(38,682)	(63,080)	(47,832)
Finance costs	₩ (3,910,282)	₩ (5,080,735)	₩ (4,202,996)